LOANS PAYABLE - Interest Expense Related To Loans Payable (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			$ 71,701	$ 40,723	$ 18,869
Term Loan Agreement
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			6,758	3,360	4,614
Real Estate Partner Debt
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			13,391	11,444	5,384
Bank and government loans
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			5,630	666	186
Bridge Loan Facility
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			8,413	0	0
Term Loan Note
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 100	$ 1,000	1,120	0	0
Other debt
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			534	92	216
CLN 2020
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			$ 35,855	$ 25,161	$ 8,469